Other payables and accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Other payables and accruals	¥ 368,328	$ 54,285	¥ 358,357
Contract liabilities	27,589		27,508
Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	27,589		27,513
Employee benefits payable	12,020		33,026
Accrued expenses	129,433		142,650
Other taxes payable	4,020		3,720
Amount due to related parties	190,798		147,221
Others	4,468		5,218
Other payables and accruals	368,328		359,348
Contract liabilities	27,589		27,513
Disposal groups classified as held for sale [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Other payables and accruals	0		991
Contract liabilities	0		5
Advances from customers for charging service discount packages [member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	15,798		14,313
Advances from platform users [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	8,072		9,256
Advances from customers for energy solutions [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	2,228		2,371
Others [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	¥ 1,491		¥ 1,573